FORM 13F HOLDINGS REPORT

13F-HR
03/31/02
FRANCIS M. REPS
0001073402
gs@kq5bm
REPS FRANCIS M.
NONE
1

FRAN YOUNGER
(805) 545-7712
MOMYOUNGER@aol.com

13F-HR
Form 13F Holdings Report

UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C. 20549

	FORM 13F

	FORM 13F COVER PAGE








Report for the Calendar Year or Quarter Ended: March 31, 2002



Check here if amendment [ ]; Amendment Number
This amendment (check only one): [ ] is a restatement
                               [ ] adds new holdings entries

Institutional Investment manager filing this Report:

Name:		Francis M. Reps, Investment Advisor
Address: 	1201 Easy Street
		Wickenburg, AZ  85390

13F file Number: 28-7362

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Fran Younger
Title:	Assistant
Phone:	805-545-7712

Signature, place and date of Signing:

Fran Younger      San Luis Obispo, CA    May 8, 2002

Report type (check only one):

[X] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of other managers Reporting for this manager

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F HOLDINGS REPORT

















Report Summary

Number of Other Included Managers	0

Form 13F Table Entry Total	1

Form 13F Table Information Value Total	$108,634,439.00



NAME OF ISSUER		TITLE OF CLASS	CUSIP		VALUE	SHARES/	SH/PRN	INVSTMT	OTHER 	VOTING AUTHORITY

							(X$1000)		PRN AM		DSCRETN	MANAGRS
	SOLE/SHARED/NONE


ADVAN. MICRO DEV	COM		7903107		 1471   100000	SH	SOLE	       100000
AMER CAP STRAT		COM		24937104	 6037   195000	SH	SOLE	       195000
AVON			COM		54303102	 1303	 24000	SH	SOLE		24000
CARDINAL HEALTH		COM		141494108	 1063	 15000	SH	SOLE		15000
CITIGROUP		COM		172967101	  983	 19866	SH	SOLE		19866
COMPAQ			COM		204493100	  522	 50000	SH	SOLE		50000
COMPUTER ASSOC.		COM		204912109	 8672	396200	SH	SOLE	       396200
CONSECO			COM		208464107	  181	 50000	SH	SOLE		50000
DANAHER GROUP		COM		235851102	 1065	 15000	SH	SOLE		15000
ENERPLUS RESOURCES     COM            29274D604        4518   275000 SH	SOLE	       275000
FLEXTRONICS INTL.	COM		Y2573F102	  693	 38000	SH	SOLE		38000
GENERAL ELECTRIC	COM		369604103	    1	    21	SH	SOLE		   21
HOME DEPOT		COM		437076102	  981	 20200	SH	SOLE		20200
INTEL			COM		458140100	  121	  4000	SH	SOLE		 4000
JOHNSON & JOHNSON	COM		478160104	 1039	 16000	SH	SOLE		16000
KROEGER			COM		501044101	 1218	 55000	SH	SOLE	        55000
MEDTRONIC		COM		585055106	 1085	 24000	SH	SOLE		24000
MGIC INVESTMENT		COM		552848103	 1231	 18000	SH	SOLE		18000
MICROSOFT		COM		594918104	  940	 15600	SH	SOLE		15600
NEWMONT MINING		COM		651639106	  609    22000 SH 	SOLE		22000
NOBLE DRILLING		COM		655042109	 4966	120000	SH	SOLE	       120000
OFFSHORE INC.		COM		G90078109	 1661	 50000	SH	SOLE		50000
PACKAGING CORP.		COM		695156109	  494	 25000	SH	SOLE		25000
PERMIAN BASIN		COM		714236106	21187  3750000	SH	SOLE	      3750000
PFIZER			COM		717081103	  794	 20000	SH	SOLE		20000
PIM			COM		746909100	  234	 38286	SH	SOLE		38286
RCM STRATEGIC GLBL	COM		74936A101	 4527	412700	SH	SOLE	       412700
SAFEWAY			COM		786514208	  810	 18000	SH	SOLE		18000
SAN JUAN ROYALTY TRUST	COM		798241105	27489  2310000	SH	SOLE	      2310000
STATE STREET CORP	COM		857511844	  996	 18000	SH	SOLE		18000
SUNGARD DATA SYST.	COM		867363103	  659	 20000	SH	SOLE		20000
TYCO INTERNATNL.	COM		902124106	 8112	251000	SH	SOLE	       251000
UNITED TECHNOLOGIES	COM		913017109	  890	 12000	SH	SOLE		12000
UNIVERSAL HEALTH SER.	COM		913903100	 1031	 25000	SH	SOLE		25000
WALMART			COM		931142103	 1035	 16900	SH	SOLE		16900











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